LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
Capital leases	$ 539	$ 724
Current portions of long-term debt classified as trade payables	$ 423	$ 416